SALARIES AND SOCIAL SECURITY PAYABLES	12 Months Ended
Dec. 31, 2024
SALARIES AND SOCIAL SECURITY PAYABLES
SALARIES AND SOCIAL SECURITY PAYABLES

NOTE 14 – SALARIES AND SOCIAL SECURITY PAYABLES

	As of December 31,
Current	2024	2023
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	209,705	189,592
Termination benefits	16,557	8,878
	226,262	198,470

Non-current
Termination benefits	9,468	8,120
	9,468	8,120
Total salaries and social security payables	235,730	206,590

Compensation for the Key Managers of Telecom for the years ended December 31, 2024, 2023 and 2022 are shown in Note 27.d).